Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

On January 30, 2015, the Company purchased of all of the outstanding shares of capital stock of Ebyline, Inc. (“Ebyline”), pursuant to the terms of a Stock Purchase Agreement, dated as of January 27, 2015, by and among IZEA, Ebyline and the stockholders of Ebyline.
The aggregate consideration payable by the Company will be an amount in the aggregate of up to $8,850,000, including a cash payment made at closing of $1,200,000, a stock issuance six months after the closing valued at $250,000, up to an additional $1,900,000 in two equal installments of $950,000 on the first and second anniversaries of the closing (subject to proportional reduction in the event Ebyline’s final 2014 revenue is below $8,000,000), and up to $5,500,000 in performance payments based on Ebyline meeting certain revenue targets for each of the three years ending December 31, 2015, 2016 and 2017 (subject to the continued employment by the Company of William Momary Jr. or Allen Narcisse and subject to proportional payment adjustments if at least 90% of such amounts are met or no payment if such amounts are less than 90%). Both the $1,900,000 in annual payments and the $5,500,000 in performance payments may be made in cash or common stock, at the Company's option. The performance payments will be made only if Ebyline achieves at least 90% of Content-Only Revenue, as defined in the agreement, of $17,000,000 in 2015, $27,000,000 in 2016 and $32,000,000 in 2017. If Ebyline achieves at least 90% but less than 100% of the Content-Only Revenue targets, the performance payments owed of $1,800,000, $1,800,000 and $1,900,000 for each of the three years ending December 31, 2015, 2016 and 2017, respectively, will be subject to adjustment.
Future cash payments and common stock issuances may be withheld to satisfy indemnifiable claims made by the Company with respect to any misrepresentations or breaches of warranty under the Stock Purchase Agreement by Ebyline or the stockholders of Ebyline within two years after the closing of the acquisition.
At closing, the Company entered into three-year employment agreements with William Momary Jr., Ebyline’s Chief Executive Officer, and Allen Narcisse, Ebyline’s Chief Financial Officer, who will continue to serve as the Company’s Senior Vice President of Content and Senior Vice President of Corporate Development, respectively.